Shareholder Report, Holdings (Details) - Fidelity Limited Term Government Fund	Nov. 30, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	75.70%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.40%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
CD0Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
CD1Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
CD2Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
CD3Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
CD4Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
CD5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
CD6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	76.40%
AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.80%
AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.50%